Employee Benefit Plans - Components of Net Periodic Benefit Cost (Detail) - Summit Materials, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Pension Benefits [Member]
Components of net periodic benefit cost:
Service cost	$ 159	$ 75	$ 295
Interest cost	1,041	1,081	963
Amortization of loss	326	117	387
Expected return on plan assets	(1,385)	(1,378)	(1,348)
Net periodic benefit cost	141	(105)	297
Healthcare & Life Ins [Member]
Components of net periodic benefit cost:
Service cost	149	106	236
Interest cost	447	493	513
Amortization of loss	235	227	314
Curtailments		(1,346)
Special termination benefits			39
Amortization of prior service credit	(174)	(174)	(180)
Net periodic benefit cost	$ 657	$ (694)	$ 922